Other Intangible Assets - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Trademarks [Member]	Dec. 31, 2011 Trademarks [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2011 Patents [Member]	Dec. 31, 2012 Customer Backlog [Member]		Dec. 31, 2012 Noncompete Agreements [Member]	Aug. 31, 2011 Cyalume Specialty Products Inc [Member]	Dec. 31, 2012 Cyalume Specialty Products Inc [Member] Patents [Member]	Dec. 31, 2012 Cyalume Specialty Products Inc [Member] Customer Backlog [Member]	Dec. 31, 2012 Cyalume Specialty Products Inc [Member] Noncompete Agreements [Member]	Dec. 31, 2012 Cyalume Specialty Products Inc [Member] Customer Relationships [Member]	Dec. 22, 2011 Combat Training Solutions Inc [Member]	Dec. 31, 2012 Combat Training Solutions Inc [Member] Patents [Member]	Dec. 31, 2012 Combat Training Solutions Inc [Member] Noncompete Agreements [Member]	Dec. 31, 2012 Combat Training Solutions Inc [Member] Trade Names [Member]	Dec. 31, 2012 Combat Training Solutions Inc [Member] Customer Relationships [Member]
Other Intangible Assets [Line Items]
Intangible assets										$ 50,000	$ 50,000				$ 410,000	$ 410,000		$ 90,000
Customer relationships										920,000				920,000	840,000				840,000
Non-compete agreements										160,000			160,000		140,000		140,000
Customer backlog										140,000		140,000
Amortization expense	1,858,000	1,805,000
Finite Lived Intangible Assets Cost Incurred To Create Or Defend			3,000	5,000	292,000	175,000
Useful lives					20 years		0 years	[1]	5 years
Indefinite Lived Trademarks and Trade Names	$ 5,300,000

[1]	Became fully amortized in 2012.